CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2022	December 31, 2021

Cash at banks and on hand	1,924	1,485
Short-term deposits with original maturity of less than three months	415	767
Cash and cash equivalents*	2,339	2,252

Less overdrafts	(3)	(13)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,336	2,239
* Cash and cash equivalents include an amount of US$42 relating to banking operations in Pakistan.
As of June 30, 2022 and December 31, 2021, there were no restricted cash and cash equivalent balances. Cash balances as of June 30, 2022 include investments in money market funds of US$57 (December 31, 2021: US$397).
As of June 30, 2022, some bank accounts forming part of a cash pooling program and being an integral part of the Company’s cash management remained overdrawn by US$3 (December 31, 2021: US$13). Even though the total balance of the cash pool remained positive, the Company has no legally enforceable right of set-off and therefore the overdrawn accounts are presented as financial liabilities within the statement of financial position. At the same time, because the overdrawn accounts are an integral part of the Company’s cash management, they were included as cash and cash equivalents within the statement of cash flows.